Cover	Apr. 22, 2023
Cover [Abstract]
Entity Registrant Name	AMJ Global Technology
Entity Central Index Key	0001593773
Document Type	8-K
Amendment Flag	false
Current Fiscal Year End Date	--11-30
Entity Emerging Growth Company	false
Document Period End Date	Apr. 22, 2023
Entity File Number	333-194055
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	33-1230169
Entity Address Address Line 1	11724 Ventura Blvd., Suite B
Entity Address City Or Town	Studio City
Entity Address State Or Province	CA
Entity Address Postal Zip Code	91604
City Area Code	818
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	853-7033